THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 14, 2003 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON DECEMBER 31, 2003.

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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002
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Check here if Amendment [ X ]; Amendment Number:     1
                                                 --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       SAB Capital Advisors, LLC
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Address:    712 Fifth Avenue, 42nd Floor
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            New York, NY 10019
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 Form 13F File Number: 28-06341
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian Jackelow
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Title:    Chief Financial Officer
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Phone:    212-457-8010
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Signature, Place, and Date of Signing:

/s/ Brian Jackelow                New York, NY                 February 17, 2004
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[Signature]                       [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       1
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Form 13F Information Table Entry Total:                 14
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Form 13F Information Table Value Total:      $     231,122
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                                                    (thousands)

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


          No.        Form 13F File Number       Name

           1         28-06339                   SAB Capital Management, LLC
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                                                     FORM 13F INFORMATION TABLE

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COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
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NAMES OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE    SHARED  NONE
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ADVANTA CORP          CL B        007942204     12,973     1,381,600   SH            DEFINED           1     1,381,600   0       0
AMERUS GROUP CO       COM         03072M108      1,789        63,300   SH            DEFINED           1        63,300   0       0
AMN HEALTHCARE
 SERVICES INC         COM         001744101     25,434     1,504,100   SH            DEFINED           1     1,504,100   0       0
CHICAGO
 MERCANTILE
 HLDGS INC            CL A        167760107        437        10,000   SH            DEFINED           1        10,000   0       0
CHINA TELECOM
 CORP LTD        SPON ADR H SHS   169426103        864        50,000   SH            DEFINED           1        50,000   0       0
CHUBB CORP         CORP UNIT %    171232309      3,593       150,000   SH            DEFINED           1       150,000   0       0
CIT GROUP INC         COM         125581108     29,394     1,499,700   SH            DEFINED           1     1,499,700   0       0
FOOT LOCKER INC       COM         344849104      2,751       262,000   SH            DEFINED           1       262,000   0       0
G & K SVCS INC        CL A        361268105     26,451       747,200   SH            DEFINED           1       747,200   0       0
LONGS DRUG
 STORES CORP          COM         543162101     79,316     3,824,315   SH            DEFINED           1     3,824,315   0       0
NORTHWESTERN CORP     COM         668074107      1,702       335,000   SH            DEFINED           1       335,000   0       0
STAGE STORES INC    COM NEW       85254C305     23,068     1,096,371   SH            DEFINED           1     1,096,371   0       0
WELLCHOICE INC        COM         949475107        599        25,000   SH            DEFINED           1        25,000   0       0
ZALE CORP NEW         COM         988858106     22,751       713,200   SH            DEFINED           1       713,200   0       0

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.